Financial Assets at Amortized Cost (Details) - Schedule of Financial assets at amortized cost - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current items:
Time deposits	$ 6,871,187	$ 9,008,499
Non-current items:
Time deposits		$ 50,578